PPM FUNDS

SUPPLEMENT DATED SEPTEMBER 13, 2021
TO THE PROSPECTUS DATED APRIL 30, 2021

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.
The following changes are being made to the Prospectus:
Foreign regulatory risk and all related references are hereby removed from the Prospectus.
Under the section “Management of the Funds,” the sub-section “Investment Adviser” is deleted and replaced with the following:
Investment Adviser
PPM America, Inc. (“PPM” or the “Adviser”), located at 225 W. Wacker Dr., Suite 1200, Chicago, IL, serves as the investment adviser to the Funds and provides professional investment supervision and management under an Investment Management Agreement between the Funds and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of August 31, 2021, PPM managed approximately $76.9 billion of assets for investors globally. PPM America, Inc. is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Under the section “Management of the Funds,” the second and third paragraphs of the sub-section “Additional Service Providers” are deleted and replaced with the following:
Jackson National Asset Management, LLC (“JNAM”) serves as the administrator to the Funds. In its capacity as administrator, JNAM provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Funds. In return for these services, each Fund pays JNAM an administrative fee equal to a certain percentage of the Fund’s average daily net assets, accrued daily and paid monthly. JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”) is the principal underwriter of the Funds and is responsible for promoting sales of the Funds’ shares. JNLD is an indirect, wholly owned subsidiary of Jackson. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

PPM FUNDS

SUPPLEMENT DATED SEPTEMBER 13, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
The following changes are being made to the Statement of Additional Information:
The following information should be added to the Officers table in the section “VI. Trustees and Officers of the Trust.”

Name and (Year of Birth)	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years:
Eric Bjornson (1975)	Vice President	Since 8/12/2021	Vice President, JNAM (6/2014 to present)

Under the section “VIII. Investment Adviser and Other Service Providers,” the first two paragraphs of sub-section “Investment Adviser” are deleted and replaced with the following:
Investment Adviser
As stated in the Prospectus, PPM, located at 225 W. Wacker Dr., Suite 1200, Chicago, IL, serves as the investment adviser to the Funds and provides professional investment supervision and management under an Investment Management Agreement between the Funds and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of August 31, 2021, PPM managed approximately $76.9 billion of assets for investors globally.
PPM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Under the section “VIII. Investment Adviser and Other Service Providers,” the third bulleted paragraph of the sub-section “Compensation” is deleted and replaced with the following:

•	Long-Term Incentive Programs, including PPM’s Long-Term Incentive Program (LTIP), and Performance Incentive Award (PIA):
o
LTIP: For most mid- and senior level professionals, LTIP has been the primary long-term incentive program. Prior to the demerger of Prudential plc and Jackson in September 2021, the program was based on PPM’s overall achievement and its other US affiliates’ business plan over a three-year period and had a three-year cliff vesting schedule with payments made in Prudential plc ADRs.

o
PIA: Certain senior executives, portfolio managers, analysts, and traders participate in a Performance Incentive Award (PIA) program, where PPM will invest an amount of deferred compensation in the Funds. This further aligns individual compensation to the investment performance delivered to clients. The PIA program has a three-year cliff vesting schedule. Participants in the PIA are paid in cash at the end of the vesting period.

Under the section “VIII. Investment Adviser and Other Service Providers,” the first paragraph of the sub-section “Administrator” is deleted and replaced with the following:

Administrator
Jackson National Asset Management, LLC (“JNAM”) serves as the administrator of the Trust pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Under the section “VIII. Investment Adviser and Other Service Providers,” the first paragraph of the sub-section “The Distributor” is deleted and replaced with the following:

The Distributor. Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37607, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis. The Distributor is not obligated to sell any specific amount of shares. JNLD is an indirect, wholly owned subsidiary of Jackson. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.